UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tanglewood Wealth Management Inc.
Address: 1400 Post Oak Blvd.
         Suite 550
         Houston, TX  77056

13F File Number:  028-13327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith A. Fenstad
Title:     Chief Compliance Officer
Phone:     713-840-8880

Signature, Place, and Date of Signing:

 /s/ Keith A. Fenstad     Houston, TX     February 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    $94,158 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     RUSSELL 3000     464287689      976    11520 SH       SOLE                    11520        0        0
PIMCO ETF TR                   TOTL RETN ETF    72201R775    22216   203724 SH       SOLE                   203724        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      114     7007 SH       SOLE                     7007        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    47504   293196 SH       SOLE                   293196        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    22778   346176 SH       SOLE                   346176        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      570    12464 SH       SOLE                    12464        0        0